Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Accrued Expenses and Other Liabilities	Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following (in thousands):

	December 31,
	2020	2019
Accrued research and development expense	$720	$491
Accrued professional expenses	701	232
Accrued compensation and benefit costs	1,687	682
Payroll tax payable	384	—
Income taxes payable	243	15
Other liabilities	413	37
	$4,148	$1,457